Supplemental information with respect to cash flows (Tables)	12 Months Ended
Dec. 31, 2022
Supplemental Cash Flow Elements [Abstract]
Scheduled of cash flows information

	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020
Ordinary shares issued to retire accounts payable (note 6(b)(ii))	$125,000	$194,186	$60,000
Ordinary shares issued to retire interest payable and promissory notes payable	$—	$23,000	$2,318,542
Ordinary shares issued to retire line of credit	$—	$—	$9,681,458
Reclassification of additional paid-in capital on exercise of stock options	$—	$41,271	$—
Additional paid-in capital on KWC loan payable (note 4(d))	$113,912	$—	$—